UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

1

Item 1. Report to Stockholders.

SEMI - ANNUAL REPORT

June 30, 2004

Phone: (800) 860-3863
E-mail: fund@muhlenkamp.com
Web Site: www.muhlenkamp.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus of the Muhlenkamp Fund. Please call (800) 860-3863 for a current copy of the prospectus. Read it carefully before you invest.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

Dear Fellow Shareholders:

The Trustees and Management of the Muhlenkamp Fund are pleased to present this Semi-Annual Report of your Fund.

The U.S. economy continues to expand. Consumer spending, business investment and employment are all growing at decent rates. We’re also seeing expansion in the Japanese and European economies. They had been lagging.

Some people are concerned that interest rates will move up. But short-term rates, which are heavily influenced by the Federal Reserve Board, should move up. The Fed has purposely kept these rates below the levels indicated by inflation and economic growth. Meanwhile, long-term rates, which are determined by market forces, have already moved up by over 80 basis points (8/10 of a percent) in concert with the expanding economy.

We judge current, long-term interest rates (and therefore, bond prices) to be fair. We also judge stock prices, on average, to be fair. Some stocks remain underpriced and some remain overpriced but the range in prices is much less than we’ve seen in recent years.

What this means to us is that changes in the prices of individual stocks and companies are likely to be determined by the changes in revenues and earnings of the individual companies. We are spending our time and efforts accordingly.

We’ve heard from some investors who seem concerned that stocks have been in a "trading-range" for much of this year. They seem to believe that stocks (or at least their stocks) should go up on a daily basis. The source of this belief is not given. We think that a "trading-range" is a normal (and temporary) condition given: a digestion of the strong rebound in prices in 2003; the remaining uncertainties in Iraq; and the uncertainties surrounding U.S. politics.

Frankly, the only thing which we can see capable of throwing the markets off a resumption of the rising track would be dramatic changes in Iraq or acts of terrorism which would upset our politics. With the recent transfer of power to the Iraqi’s, we should start to see whether the great experiment (allowing a Mid-east country to choose democracy) is working.

Ronald H. Muhlenkamp

President
August, 2004

Opinions expressed are those of Ronald H. Muhlenkamp and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible.

1

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

Average Annual Total Return
as of June 30, 2004 (Unaudited)

Muhlenkamp Fund	One Year	Three Year	Five Year	Ten Year	Since Inception
Return Before Taxes	29.19%	7.49%	10.52%	16.12%	14.37%
Return After Taxes on Distributions**	29.19%	7.49%	10.21%	15.78%	13.98%
Return After Taxes on Distributions and Sale of Fund Shares**	18.97%	6.43%	9.03%	14.46%	13.03%

S&P 500 Index***	19.10%	-0.69%	-2.20%	11.81%	11.93%

Russell Midcap Value Index****	30.81%	9.81%	8.61%	14.17%	13.48%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.muhlenkamp.com

Investment returns can vary significantly between returns before taxes and returns after taxes.

The Muhlenkamp Fund is providing the returns in the above table to help our shareholders understand the magnitude of tax costs and the impact of taxes on the performance of the Fund.

*	Operations commenced on November 1, 1988.
**
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

***
The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index.

****
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The returns listed do not include the reinvestment of dividends. One cannot invest directly in an index.

2

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

	Total Return %			Cumulative Return%
Period Ending	Muhlenkamp Fund	Russell Midcap Value Index	S&P 500 Index	Muhlenkamp Fund	Russell Midcap Value Index	S&P 500 Index

12/31/94	(7.2)	(2.1)	1.3	(7.2)	(2.1)	1.3
12/31/95	33.0	34.9	37.6	23.4	32.1	39.4
12/31/96	30.0	20.3	23.0	60.5	58.9	71.4
12/31/97	33.3	34.4	33.4	113.9	113.5	128.7
12/31/98	3.2	5.1	28.6	120.7	124.4	194.1
12/31/99	11.4	(0.1)	21.0	145.9	124.2	255.9
12/31/00	25.3	19.2	(9.1)	208.1	167.2	223.5
12/31/01	9.3	2.3	(11.8)	236.8	173.4	185.3
12/31/02	(19.9)	(9.6)	(22.1)	169.7	147.1	122.3
12/31/03	48.1	38.1	28.7	299.5	241.3	186.1
06/30/04	5.8	7.2	3.4	322.7	265.9	195.8

A Hypothetical $10,000 Investment in the Muhlenkamp Fund

The Standard & Poor’s 500 Stock Index ("S&P 500 Index") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This chart assumes an initial gross investment of $10,000 made on 12/31/93. The line graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends except for the Russell Midcap Value Index.

3

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF ASSETS & LIABILITIES
June 30, 2004 (Unaudited)

ASSETS
INVESTMENTS, AT VALUE (Cost $856,603,441)	$1,247,778,626
CASH	232
RECEIVABLE FOR INVESTMENTS SOLD	6,055,250
RECEIVABLE FOR FUND SHARES SOLD	2,631,799
DIVIDENDS RECEIVABLE	883,956
OTHER ASSETS	113,868
Total assets	1,257,463,731
LIABILITIES
OPTIONS WRITTEN, AT VALUE	1,308,120
(Premiums received $1,180,164)
PAYABLE FOR FUND SHARES REDEEMED	459,631
PAYABLE TO ADVISOR	1,006,767
ACCRUED EXPENSES AND OTHER LIABILITIES	294,337
Total liabilities	3,068,855
NET ASSETS	$1,254,394,876
NET ASSETS
PAID IN CAPITAL	$911,476,101
UNDISTRIBUTED NET INVESTMENT INCOME	1,502,321
ACCUMULATED NET REALIZED LOSS
ON INVESTMENTS SOLD, AND OPTION
CONTRACTS EXPIRED OR CLOSED	(49,630,775)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	391,175,185
Written options	(127,956)
NET ASSETS	$1,254,394,876

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, $.001 par value)	18,668,957
NET ASSET VALUE PER SHARE	$67.19

See notes to financial statements.

4

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign taxes withheld of $1,454)		$8,307,424
Interest		195,408
Total investment income		8,502,832

EXPENSES:
Investment advisory fees	$6,158,137
Shareholder servicing and accounting costs	317,339
Reports to shareholders	40,903
Federal & state registration fees	36,904
Custody fees	36,949
Administration fees	337,822
Directors’ fees and expenses	19,410
Professional fees	44,793
Insurance expense	12,560
Total operating expenses before expense reductions	7,004,817
Expense reductions (see Note 9)	(32,758)
Total expenses		6,972,059
NET INVESTMENT INCOME		1,530,773
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(7,217,993)
Written options	389,602
Net realized loss		(6,828,391)
Change in unrealized appreciation (depreciation) on:
Investments	68,336,116
Written options	180,623
Net unrealized gain		68,516,739
Net realized and unrealized gain on investments		61,688,348
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$63,219,121

See notes to financial statements.

5

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
	(Unaudited)
OPERATIONS:
Net investment income (loss)	$1,530,773	$(349,787)
Net realized loss on investments sold and
option contracts expired or closed	(6,828,391)	(18,174,738)
Change in unrealized appreciation (depreciation)
on investments and written options	68,516,739	343,443,974
Net increase in net assets
resulting from operations	63,219,121	324,919,449
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	272,633,100	539,651,057
Cost of shares redeemed	(238,492,329)	(307,223,006)

Net increase in net assets resulting
from capital share transactions	34,140,771	232,428,051
Total increase in net assets	97,359,892	557,347,500
NET ASSETS:
Beginning of year	1,157,034,984	599,687,484
End of period	$1,254,394,876	$1,157,034,984

See notes to financial statements.

6

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended December 31,
	June 30, 2004		2003		2002		2001		2000		1999
	(Unaudited)
NET ASSET VALUE,
BEGINNING OF YEAR	$63.51		$42.89		$53.55		$48.98		$41.11		$37.65
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss)	0.08		(0.02	)(2)	(0.06	)(1)	(0.11	)(1)	(0.08	)(1)	(0.11	)(2)
Net realized and unrealized
gain (losses) on investments	3.60		20.64		(10.60)		4.68		10.28		4.37
Total from investment operations	3.68		20.62		(10.66)		4.57		10.20		4.26

LESS DISTRIBUTIONS:
From net realized gains	-		-		-		-		(2.33)		(0.80)
Total distributions	-		-		-		-		(2.33)		(0.80)

NET ASSET VALUE,
END OF PERIOD	$67.19		$63.51		$42.89		$53.55		$48.98		$41.11

TOTAL RETURN	5.80	%(4)	48.07%		(19.92)%		9.33%		25.30%		11.40%

NET ASSET, END OF PERIOD
(in thousands)	$1,254,395		$1,157,035		$599,687		$540,416		$267,386		$178,599

RATIO OF OPERATING
EXPENSES TO AVERAGE
NET ASSETS(3)	1.13	%(5)	1.18%		1.17%		1.17%		1.28%		1.35%

RATIO OF NET INVESTMENT
INCOME (LOSS) TO AVERAGE
NET ASSETS	0.25	%(5)	(0.04)%		(0.10)%		(0.14)%		(0.20)%		(0.26)%

PORTFOLIO TURNOVER RATE	5.26%		9.15%		11.17%		10.52%		32.04%		14.52%

(1) Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2) Net investment income (loss) per share represents net investment income (loss) for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each year.
(3) The operating expense ratio includes expense reductions for soft dollar credits and minimum account maintenance fees deposited into the Fund. The ratios excluding expense reductions for the six months ending June 30, 2004 and the years ended December 31, 2003, 2002, 2001, 2000 and 1999, were 1.14%, 1.18%, 1.18%, 1.21%, 1.36% and 1.38%, respectively (See Note 9).
(4) Not annualized.
(5) Annualized.

BROKER COMMISSIONS (UNAUDITED)

Some people have asked how much the Muhlenkamp Fund pays in commissions:

For the six months ended June 30, 2004, the Fund paid $186,147 in broker commissions. These commissions are included in the cost basis of investments purchased, and deducted from the proceeds of securities sold. This accounting method is the industry standard for mutual funds. Were these commissions itemized as expenses, they would equal one cent (1ý) per Fund share and would have increased the operating expense ratio from 1.13% to 1.16%.

See notes to financial statements.

7

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
June 30, 2004 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK — 99.1%
Automobiles & Components — 6.9%
Harley-Davidson, Inc.	200,000	$12,388,000
Lear Corporation	301,500	17,785,485
Monaco Coach Corporation	172,500	4,859,325
National R.V. Holdings, Inc.*	183,750	2,710,312
Thor Industries, Inc.	665,000	22,250,900
Winnebago Industries, Inc.	728,200	27,147,296
		87,141,318
Banks — 1.6%
Washington Mutual, Inc.	511,687	19,771,586

Capital Goods — 5.9%
Eagle Materials Inc. - Class B	101,332	7,017,241
General Cable Corporation*	126,000	1,077,300
Graco Inc.	206,707	6,418,252
The Lamson & Sessions Co.*	538,000	4,325,520
Rush Enterprises, Inc. - Class A*	248,605	3,231,865
Rush Enterprises, Inc. - Class B*	282,005	3,637,865
Terex Corporation*	126,500	4,317,445
Tyco International Ltd. f	1,335,600	44,261,784
		74,287,272
Commercial Services & Supplies — 3.4%
Cendant Corporation	1,610,000	39,412,800
EnPro Industries, Inc.*	130,000	2,987,400
		42,400,200
Consumer Durables — 12.6%
American Woodmark Corporation	262,100	15,686,685
The Black & Decker Corporation	706,100	43,869,993
Furniture Brands International, Inc.	10,000	250,500
Masco Corporation	300,000	9,354,000
Mohawk Industries, Inc.*	440,663	32,313,818
Polaris Industries Inc.	519,200	24,921,600
Stanley Furniture Company, Inc.	310,900	13,091,999
Whirlpool Corporation	267,700	18,364,220
		157,852,815

See notes to financial statements.

8

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Diversified Financials — 17.9%
Capital One Financial Corporation	590,000	$40,344,200
Citigroup Inc.	770,000	35,805,000
Countrywide Credit Industries, Inc.	999,999	70,249,930
Fannie Mae	604,400	43,129,984
Gabelli Asset Management Inc. - Class A	121,600	5,168,000
Merrill Lynch & Co., Inc.	404,000	21,807,920
Metris Companies Inc.*	130,000	1,129,700
Morgan Stanley	143,000	7,546,110
		225,180,844
Energy — 9.3%
Anadarko Petroleum Corporation	195,500	11,456,300
ConocoPhillips	100,000	7,629,000
Devon Energy Corporation	365,600	24,129,600
Dynamic Oil & Gas, Inc.*f	306,500	1,118,725
The Houston Exploration Company*	266,200	13,799,808
Nabors Industries, Ltd.*f	590,000	26,679,800
Patterson-UTI Energy, Inc.	950,000	31,739,500
		116,552,733
Food & Drug Retailing — 0.4%
SUPERVALU INC.	160,000	4,897,600

Food Beverage & Tobacco — 2.5%
Altria Group, Inc.	615,280	30,794,764

Footwear — 0.0%
R. G. Barry Corporation*	322,200	525,186

Health Care Equipment & Services — 1.6%
Cytyc Corporation*	100,000	2,537,000
D & K Healthcare Resources, Inc.	439,000	5,268,000
Orthodontic Centers of America, Inc.*#	718,600	5,885,334
UnitedHealth Group Incorporated	100,000	6,225,000
		19,915,334
Homebuilding — 15.9%
Beazer Homes USA, Inc.	226,300	22,700,153
Cavco Industries, Inc.*	34,000	1,349,800

See notes to financial statements.

9

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Homebuilding — 15.9% (Continued)
Centex Corporation	1,360,000	$62,220,000
Meritage Corporation*	491,600	33,822,080
NVR, Inc.*	125,000	60,525,000
Pulte Homes, Inc.	320,230	16,661,567
Toll Brothers, Inc.*	59,800	2,530,736
		199,809,336
Insurance — 7.0%
The Allstate Corporation	300,000	13,965,000
Fidelity National Financial, Inc.	1,557,094	58,141,890
The St. Paul Travelers Companies, Inc.	383,012	15,527,306
		87,634,196
Materials — 2.7%
Cemex S.A. de C.V. ADR f	867,231	25,236,422
NovaGold Resources Inc.*f	184,700	858,855
Texas Industries, Inc.	201,900	8,312,223
		34,407,500
Pharmaceuticals & Biotechnology — 2.8%
Johnson & Johnson	600,000	33,420,000
Marshall Edwards Inc.*	50,000	376,500
Novogen Limited* ADR f	80,000	1,457,600
		35,254,100
Software & Services — 0.1%
Opsware, Inc.*	156,000	1,235,520

Technology Hardware & Equipment — 3.3%
Atmel Corporation*	1,100,000	6,512,000
ATMI, Inc.*	343,900	9,391,909
Intel Corporation	16,000	441,600
International Business Machines Corporation	140,000	12,341,000
MasTec, Inc.*	611,700	3,321,531
Photon Dynamics, Inc.*	273,700	9,598,659
		41,606,699
Telecommunication Services — 1.7%
UTStarcom, Inc.*	686,100	20,754,525

See notes to financial statements.

10

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Utilities — 3.5%
Calpine Corporation*	2,812,100	$12,148,272
Dynegy Inc. - Class A*	520,000	2,215,200
El Paso Corporation#	1,091,450	8,600,626
Exelon Corporation	200,000	6,658,000
PPL Corporation	300,000	13,770,000
		43,392,098
Total Common Stocks (Cost $852,238,441)		1,243,413,626

Name of Issuer or Title of Issue	Principal Amount	Value

SHORT-TERM INVESTMENT — 0.4%
American Express Commercial
Paper, 0.95%, 07/01/2004	$4,365,000	4,365,000
Total Short-Term Investment (Cost $4,365,000)		4,365,000
TOTAL INVESTMENTS — 99.5%
(Cost $856,603,441)		1,247,778,626

See notes to financial statements.

11

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
June 30, 2004 (Unaudited)

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS — 0.0%
El Paso Corporation
Expiration October 2004, Exercise Price $8.00	3,000	$(180,000)
Orthodontic Centers of America, Inc.
Expiration September 2004, Exercise Price $7.50	2,000	(200,000)

WRITTEN PUT OPTIONS — (0.1)%
El Paso Corporation
Expiration October 2004, Exercise Price $8.00	3,000	(195,000)
Orthodontic Centers of America, Inc.
Expiration September 2004, Exercise Price $7.50	2,000	(70,000)
Superconductor Technologies Inc.
Expiration July 2004, Exercise Price $5.00	1,842	(663,120)
Total Options Written (Premiums received $1,180,164)		(1,308,120)

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		7,924,370
TOTAL NET ASSETS — 100.0%		$1,254,394,876

*	Non income producing security.
#	All or a portion of the shares have been committed as cover for written option contracts.
f	Foreign company.
ADR	American Depositary Receipts

See notes to financial statements.

12

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS
Six Months Ended June 30, 2004 (Unaudited)

1.	ORGANIZATION
The Wexford Trust (the "Trust") was organized as a Massachusetts Business Trust on September 21, 1987 and operations commenced on November 1, 1988. The Trust is registered under the Investment Company Act of 1940, as amended. The Muhlenkamp Fund (the "Fund") is a portfolio of the Trust and is currently the only fund in the Trust.

The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public. The Fund will manage its assets to seek a maximum total return to its shareholders, primarily through a combination of interest and dividends and capital appreciation by holding a diversified list of publicly traded stocks. The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of its adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.

The primary focus of the Fund is long-term and the investment options diverse. This allows for greater flexibility in the daily management of Fund assets. However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A summary of significant accounting policies applied by management in the preparation of the accompanying financial statements follows.

a.	Investment Valuations — Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value as determined by procedures established by the Board of Trustees.

b.	Investment Transactions and Related Investment Income — Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the yield to maturity basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities.

c.	Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is recorded. In addition, the Fund plans to make sufficient distributions of its income and realized gains, if any, to avoid the payment of any federal excise taxes. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

13

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2004 (Unaudited)

d.	Dividends and Distributions to Shareholders of Beneficial Interest — Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

e.	Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

f.	Options Transactions — The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

14

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2004 (Unaudited)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Muhlenkamp & Co., Inc. (the "Adviser"), an officer/stockholder of which is a trustee of the Trust, receives a fee for investment management. The fee is computed and accrued daily based on the net asset value at the close of business and is equal to 1% per annum. U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

4.	LINE OF CREDIT
The Fund has established a line of credit agreement ("LOC") with a national banking association, to be used for temporary or emergency purposes, primarily for financing redemption payments. Borrowings of the Fund are subject to a $25 million cap on the total LOC. At June 30, 2004, there were no borrowings by the Muhlenkamp Fund outstanding under the LOC. For the six months ended June 30, 2004, the Fund incurred no interest expense.

5.	CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Fund were as follows:

	Six Months Ended June 30, 2004	Year Ended D ecember 31, 2003
Shares outstanding, beginning of period	18,219,163	13,982,197
Shares sold	4,157,785	10,224,387
Shares redeemed	(3,707,991)	(5,987,421)
Shares outstanding, end of period	18,668,957	18,219,163

6.	OPTION CONTRACTS WRITTEN
The number of option contracts written and the premiums received by the Muhlenkamp Fund during the six months ended June 30, 2004, were as follows:

	Number of Contracts	Premiums Received

Options outstanding, beginning of period	3,967	$672,651
Options written	18,000	1,621,705
Options exercised	(5,405)	(724,590)
Options outstanding, end of period	(4,720)	(389,602)
	11,842	$1,180,164

7.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2004 were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other
$0	$150,353,742	$0	$63,024,319

15

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2004 (Unaudited)

8.	FEDERAL TAX INFORMATION
The Fund intends to utilize provisions of the federal income laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2003, the Fund had capital loss carryovers as follows:

Net Capital Loss Carryovers*	Capital Loss Carryover Expiration

$ 3,833,114	12/31/2009
17,656,856
18,459,729	12/31/2010
$39,949,699	12/31/2011

*	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$838,339,240

Gross tax unrealized appreciation	391,696,588
Gross tax unrealized depreciation	(71,570,321)
Net tax unrealized appreciation	$320,126,267

Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—

Other accumulated losses	$(40,398,161)
Total accumulated losses	$279,728,106

9.	EXPENSE REDUCTIONS
Beginning in 2000, expenses are reduced through the deposit of minimum account maintenance fees into the Fund. By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan. Accounts that do not meet one of these three criteria will be charged a $15 fee. These fees are used to lower the Fund’s expense ratio. For the six months ended June 30, 2004, the Fund’s expenses were reduced $32,758 by utilizing minimum account maintenance fees, resulting in a decrease in the expense ratio being charged to shareholders.

16

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Six Months Ended June 30, 2004 (Unaudited)

10.	INFORMATION ABOUT PROXY VOTING (UNAUDITED)
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 860-3863 or by accessing the Funds’ website at www.muhlenkamp.com and the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 will be available after August 31, 2004.

17

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INVESTMENT ADVISER
Muhlenkamp & Company, Inc.
3000 Stonewood Drive, Suite 310
Wexford, PA 15090

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

AUDITORS
PricewaterhouseCoopers LLP
100 E. Wisconsin Avenue
Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

There is no nominating committee charter and there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wexford Trust

By (Signature and Title) /s/Ronald H. Muhlenkamp
            Ronald H. Muhlenkamp, President

Date           August 25, 2004

By (Signature and Title) /s/James S. Head
 James S. Head, Treasurer

Date           August 25, 2004